Trade Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables
As at December 31, 2023 and 2022, trade receivables and other assets were as follows:

		As at December 31,
	2023	2022
Royalty revenue receivable	$4,028	$1,034
Refundable taxes	1,093	1,017
Turkish VAT recoverable	-	3,567
Recoverable royalty generation expenditures and advances	894	911
Deferred compensation	11,572	12,216
Milestone payments receivable	-	4,000
Reclamation bonds	295	472
Prepaid expenses, deposits and other	1,068	879
Total receivables and other assets	18,950	24,096
Less: current portion	(7,743)	(11,574)
Non-current portion	$11,207	$12,522

Disclosure of detailed information of changes in deferred compensation receivable
The following table summarizes the changes in deferred compensation receivable during the years ended December 31, 2023 and 2022:

	Aftermath	Abrasilver	Scout	Total
Balance as at December 31, 2021	$6,412	$4,700	$-	$11,112
Gain on receivable modification	255	-	-	255
Interest accretion	696	553	-	1,249
Amount received	(400)	-	-	(400)
Balance as at December 31, 2022	6,963	5,253	-	12,216
Consideration for sale of Scout Drilling LLC	-	-	621	621
Loss on receivable modification	(2)	-	-	(2)
Interest accretion	581	617	89	1,287
Amount received	(2,500)	-	(50)	(2,550)
Balance as at December 31, 2023	5,042	5,870	660	11,572
Less: current portion	-	-	(640)	(640)
Non-current portion	$5,042	$5,870	$20	$10,932